Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Activities of the Stock Options

A summary of activities of the stock options for the years ended December 31, 2025, 2024 and 2023 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of December 31, 2022	9	72,576.00	3.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2023	9	72,576.00	2.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2024	9	72,576.00	1.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2025	9	72,576.00	0.48	-
Exercisable as of December 31, 2025	9	72,576.00	0.48	-